Accounts Receivable, Net (Details) - Schedule of movement of allowance for doubtful accounts - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of movement of allowance for doubtful accounts [Abstract]
Balance at beginning of the year
Acquired from Lixin	403,451
Provisions
Foreign exchange (gain) loss	2,351
Balance at ending of the year	$ 405,802